Secured Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Original Value	$ 1,947,000
Amortization of debt discount and deferred financing fees	2,247,000	$ 720,000
Acceleration of debt discount-extinguishment	(707,000)
Additional debt discount-modification	791,000
Ending balance	4,110,000	$ 1,947,000
Less: Current Portion	$ (4,110,000)
Long Term Portion
Notes [Member]
Debt Instrument [Line Items]
Original Value	$ 5,000,000
Amortization of debt discount and deferred financing fees
Acceleration of debt discount-extinguishment
Additional debt discount-modification
Ending balance	$ 5,000,000	5,000,000
Less: Current Portion	$ (5,000,000)
Long Term Portion
Debt Discount [Member]
Debt Instrument [Line Items]
Original Value	$ (2,750,000)
Amortization of debt discount and deferred financing fees	2,043,000
Acceleration of debt discount-extinguishment	707,000
Additional debt discount-modification	(791,000)
Ending balance	(791,000)	(2,750,000)
Less: Current Portion	$ 791,000
Long Term Portion
Offering Costs [Member]
Debt Instrument [Line Items]
Original Value	$ (303,000)
Amortization of debt discount and deferred financing fees	$ 204,000
Acceleration of debt discount-extinguishment
Additional debt discount-modification
Ending balance	$ (99,000)	$ (303,000)
Less: Current Portion	$ 99,000
Long Term Portion